Financial Instruments, Financial Risks and Capital Risks Management (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments, Financial Risks and Capital Risks Management [Abstract]
Schedule of Financial Instruments at the End of the Reporting Period	The following table sets out the financial instruments as at the end of the reporting period:
	December 31, 2022	June 30, 2023
	RM	RM	USD
Financial assets
Loan and receivables (including cash and bank balances)	19,733,950	70,773,813	15,161,810
Finance assets measured at fair value through other comprehensive income	12,819,747	7,002,234	1,500,082
Finance assets measured at fair value through profit or loss	72,295	76,044	16,291

Financial liabilities
Payable at amortised cost	15,711,758	10,246,843	2,195,171
Borrowings and lease liabilities at amortised cost	1,837,832	1,577,329	337,910

Schedule of Currency Exposure of Financial Assets and Financial Liabilities	The currency exposure of financial assets and financial liabilities denominated in currencies other than the Group’s functional currency is as follows:
	Assets		Liabilities
	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023
	RM	RM	RM	RM
Singapore Dollar	12,605	22,566	-	10,164
United States Dollar	3,226,121	4,214,016	6,008,843	467,810
The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 5% change in foreign currency rates.
	December 31, 2022	June 30, 2023
	RM	RM
Singapore Dollar	630	620
United States Dollar	(139,136)	187,310

Schedule of Current Credit Risk Grading Framework	The Group’s current credit risk grading framework comprises the following categories:
Category	Description	Basis for recognising ECL
Performing	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Doubtful	There has been a significant increase in credit risk since initial recognition	Lifetime ECL- not credit-impaired
In default	There is evidence indicating the asset is credit impaired	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off

Schedule of Non-derivative Financial Liabilities	The adjustment column represents the possible future cash flows attributable to the instrument included in the carrying amount of the financial liabilities on the statement of financial position.
	Weighted	On
	average	demand
	effective	or within	Within
	interest rate	1 year	2 to 5 years	Total
	%	RM	RM	RM

As of June 30, 2023
Non-interest bearing	-	6,395,343	2,017,705	8,413,048
Fixed interest rate	3.5-5%	162,837	422,751	585,588
Variable interest rate	BLR+2.6%	32,711	309,331	342,042
Total		6,590,891	2,749,787	9,340,678

2022
Non-interest bearing	-	10,408,318	3,586,646	13,994,964
Fixed interest rate	3.5-5%	1,114,999	744,331	1,859,330
Variable interest rate	BLR+2.6%	16,543	-	16,543
Total		11,539,860	4,330,977	15,870,837

Schedule of Debt-to-Equity Ratio	Total debt is calculated as borrowings plus trade and other payables
	December 31, 2022	June 30, 2023
	RM	RM	USD
Total debts	15,832,796	9,990,377	2,140,229
Total equity	24,274,514	69,543,175	14,898,172

Debt-to-equity %	65.22%	14.37%	14.37%

Schedule of Total Revenue	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:
	June 30, 2022		June 30, 2023
	RM		RM	USD
Amount of the Group’s revenue:
Customer A	19,134,493		19,712,300	4,222,948
Customer B	9,462,273		-	-
Customer C	-	*	8,263,840	1,770,355
*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.

Schedule of Total Accounts Receivable	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:
	December 31, 2022	June 30, 2023
	RM	RM	USD
Amount of the Group’s revenue:
Customer A	4,078,000	3,604,500	772,189
Customer B	-	-	-